Significant Loss from Disaster - Additional Information (Detail) - TWD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Earthquake losses		$ 2,492.1
Events After Reporting Period [member]
Disclosure of types of insurance contracts [line items]
Earthquake losses	$ 2,386.8
Insurance recovery of earthquake losses	$ 105.3